Borrowings - Debt instrument (Details) $ in Thousands, د.ك in Millions	Sep. 30, 2022 USD ($)	Sep. 30, 2022 KWD (د.ك)	May 31, 2022	Mar. 31, 2022	Dec. 31, 2021 USD ($)
Borrowings
Borrowings	$ 3,286,862				$ 2,609,090
IHS Holding Bridge Facility maturing 2023
Borrowings
Borrowings	280,000
IHS Holding Bridge Facility maturing 2023 | US Dollar
Borrowings
Borrowings	$ 280,741
IHS Holding Bridge Facility maturing 2023 | US Dollar | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.50%	5.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Borrowings
Interest rate				12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Borrowings
Interest rate	12.50%	12.50%
Borrowings	$ 36,739
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Borrowings
Interest rate			15.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023 | Nigeria Naira
Borrowings
Interest rate	15.00%	15.00%
Borrowings	$ 23,700
INT Towers Limited, 2024 | US Dollar
Borrowings
Borrowings	$ 73,458				92,769
INT Towers Limited, 2024 | US Dollar | 3M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	4.25%	4.25%
INT Towers Limited, 2024 | Nigeria Naira
Borrowings
Borrowings	$ 222,834				284,882
INT Towers Limited, 2024 | Nigeria Naira | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024 | CFA Franc
Borrowings
Interest rate	5.00%	5.00%
Borrowings	$ 20,003				31,627
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro
Borrowings
Borrowings	$ 15,204				24,156
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%
IHS Zambia Limited, 2027 | US Dollar
Borrowings
Borrowings	$ 93,907				93,164
IHS Zambia Limited, 2027 | US Dollar | 3M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Borrowings
Borrowings	$ 83,996
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.05%	3.05%
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real
Borrowings
Borrowings	$ 68,531				69,768
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%	3.65%
IHS Kuwait Limited, 2029
Borrowings
Borrowings	$ 69,000	د.ك 21.5
IHS Kuwait Limited, 2029 | Kuwaiti Dinar
Borrowings
Borrowings	$ 66,198				66,257
IHS Kuwait Limited, 2029 | Kuwaiti Dinar | 3M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand
Borrowings
Borrowings	$ 186,339
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Interest rate	5.63%	5.63%
Borrowings	$ 504,578				496,850
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Borrowings
Interest rate	6.25%	6.25%
Borrowings	$ 505,569				497,367
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | US Dollar
Borrowings
Interest rate	8.00%	8.00%
Borrowings	$ 931,830				949,042
IHS (Nigeria) Limited, Letters of credit, IHSN RMB Facility, Maturing 2023 | US Dollar
Borrowings
Borrowings	$ 56,848
IHS (Nigeria) Limited, Letters of credit, IHSN RMB Facility, Maturing 2023 | US Dollar | Maximum
Borrowings
Interest rate	9.30%	9.30%
IHS (Nigeria) Limited, Letters of credit, IHSN RMB Facility, Maturing 2023 | US Dollar | Minimum
Borrowings
Interest rate	6.00%	6.00%
IHS (Nigeria) Limited, Letters of credit, IHSN UBA Facility, Maturing 2023 | US Dollar
Borrowings
Borrowings	$ 10,009
IHS (Nigeria) Limited, Letters of credit, IHSN UBA Facility, Maturing 2023 | US Dollar | Maximum
Borrowings
Interest rate	9.30%	9.30%
IHS (Nigeria) Limited, Letters of credit, IHSN UBA Facility, Maturing 2023 | US Dollar | Minimum
Borrowings
Interest rate	6.00%	6.00%
INT Towers Limited, Letters of Credit Maturing 2022
Borrowings
Borrowings	$ 103,300
INT Towers Limited, Letters of Credit Maturing 2022 | Maximum
Borrowings
Interest rate	10.70%	10.70%
INT Towers Limited, Letters of Credit Maturing 2022 | Minimum
Borrowings
Interest rate	6.00%	6.00%
INT Towers Limited, Letters of Credit Maturing 2022 | US Dollar
Borrowings
Borrowings	$ 103,327
INT Towers Limited, Letters of Credit Maturing 2022 | US Dollar | Maximum
Borrowings
Interest rate	10.70%	10.70%
INT Towers Limited, Letters of Credit Maturing 2022 | US Dollar | Minimum
Borrowings
Interest rate	6.00%	6.00%
ITNG limited, Letters of Credit Maturing 2023
Borrowings
Interest rate	9.30%	9.30%
Borrowings	$ 1,000
ITNG limited, Letters of Credit Maturing 2023 | US Dollar
Borrowings
Interest rate	9.30%	9.30%
Borrowings	$ 956
Global Independent Connect Limited Letters of Credit 2022
Borrowings
Borrowings	$ 2,100
Global Independent Connect Limited Letters of Credit 2022 | Maximum
Borrowings
Interest rate	9.30%	9.30%
Global Independent Connect Limited Letters of Credit 2022 | Minimum
Borrowings
Interest rate	8.25%	8.25%
Global Independent Connect Limited Letters of Credit 2022 | US Dollar
Borrowings
Borrowings	$ 824
Global Independent Connect Limited Letters of Credit 2022 | US Dollar | Maximum
Borrowings
Interest rate	9.30%	9.30%
Global Independent Connect Limited Letters of Credit 2022 | US Dollar | Minimum
Borrowings
Interest rate	8.25%	8.25%
Global Independent Connect Limited Letters of Credit 2022 One | Chinese Yen
Borrowings
Borrowings	$ 1,271				$ 3,208
Global Independent Connect Limited Letters of Credit 2022 One | Chinese Yen | Maximum
Borrowings
Interest rate	9.30%	9.30%
Global Independent Connect Limited Letters of Credit 2022 One | Chinese Yen | Minimum
Borrowings
Interest rate	8.25%	8.25%